UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-5896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  7/31

Date of reporting period: 4/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2010 (Unaudited)

DWS Target 2011 Fund

	Shares	Value ($)
Common Stocks 15.7%
Consumer Discretionary 2.2%
Auto Components 0.3%
Autoliv, Inc.*	1,500	82,125
Johnson Controls, Inc.	1,500	50,385

		132,510
Diversified Consumer Services 0.0%
DeVry, Inc.	100	6,239
Hotels Restaurants & Leisure 0.2%
Darden Restaurants, Inc.	1,700	76,075
McDonald's Corp.	96	6,777
Starbucks Corp.	1,200	31,176

		114,028
Household Durables 0.3%
Jarden Corp.	800	25,696
Whirlpool Corp.	900	97,983

		123,679
Internet & Catalog Retail 0.1%
Priceline.com, Inc.*	90	23,584
Media 0.4%
Comcast Corp. "A"	2,300	45,402
McGraw-Hill Companies, Inc.	2,100	70,812
Time Warner Cable, Inc.	1,752	98,550
Walt Disney Co.	200	7,368

		222,132
Multiline Retail 0.2%
Nordstrom, Inc.	1,700	70,261
Sears Holdings Corp.*	64	7,741
Target Corp.	700	39,809

		117,811
Specialty Retail 0.7%
Ross Stores, Inc.	1,500	84,000
Signet Jewelers Ltd.*	2,300	73,646
Tiffany & Co.	1,600	77,568
TJX Companies, Inc.	2,000	92,680
Williams-Sonoma, Inc.	800	23,040

		350,934
Consumer Staples 1.4%
Beverages 0.0%
Coca-Cola Co.	100	5,345
Food & Staples Retailing 0.1%
Safeway, Inc.	100	2,360
Wal-Mart Stores, Inc.	903	48,446

		50,806
Food Products 0.6%
Corn Products International, Inc.	300	10,800
Del Monte Foods Co.	5,200	77,688
General Mills, Inc.	1,300	92,534
The Hershey Co.	300	14,103
Tyson Foods, Inc. "A"	4,100	80,319

		275,444
Household Products 0.4%
Colgate-Palmolive Co.	1,200	100,920
Kimberly-Clark Corp.	800	49,008
Procter & Gamble Co.	705	43,823

		193,751
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	1,200	79,104
Herbalife Ltd.	600	28,950

		108,054
Tobacco 0.1%
Philip Morris International, Inc.	500	24,540
Reynolds American, Inc.	500	26,710

		51,250
Energy 1.5%
Energy Equipment & Services 0.3%
Exterran Holdings, Inc.*	1,500	43,725
Oil States International, Inc.*	1,800	86,958
Rowan Companies, Inc.*	1,300	38,740
Unit Corp.*	300	14,331

		183,754
Oil, Gas & Consumable Fuels 1.2%
Chevron Corp.	400	32,576
Cimarex Energy Co.	500	34,040
ConocoPhillips	2,400	142,056
ExxonMobil Corp.	2,102	142,621
Marathon Oil Corp.	2,900	93,235
Newfield Exploration Co.*	1,500	87,285
Occidental Petroleum Corp.	81	7,181
Williams Companies, Inc.	2,300	54,303

		593,297
Financials 2.4%
Capital Markets 0.3%
Bank of New York Mellon Corp.	200	6,226
Franklin Resources, Inc.	760	87,886
The Goldman Sachs Group, Inc.	100	14,520
Waddell & Reed Financial, Inc. "A"	1,100	40,832

		149,464
Commercial Banks 0.6%
Comerica, Inc.	1,200	50,400
Commerce Bancshares, Inc.	760	31,479
First Citizens BancShares, Inc. "A"	300	61,800
Huntington Bancshares, Inc.	4,800	32,496
M&T Bank Corp.	900	78,615
Wells Fargo & Co.	1,400	46,354

		301,144
Consumer Finance 0.5%
American Express Co.	2,400	110,688
AmeriCredit Corp.*	1,900	45,486
Capital One Financial Corp.	2,000	86,820
Discover Financial Services	200	3,092

		246,086
Diversified Financial Services 0.4%
Bank of America Corp.	6,100	108,763
JPMorgan Chase & Co.	1,300	55,354
NYSE Euronext	1,100	35,893

		200,010
Insurance 0.4%
Aflac, Inc.	800	40,768
Allied World Assurance Co. Holdings Ltd.	700	30,499
CNA Financial Corp.*	2,700	75,924
PartnerRe Ltd.	800	62,064
Unitrin, Inc.	700	20,475

		229,730
Real Estate Investment Trusts 0.2%
Annaly Capital Management, Inc. (REIT)	3,300	55,935
Public Storage (REIT)	300	29,073

		85,008
Health Care 1.8%
Biotechnology 0.1%
Amgen, Inc.*	200	11,472
Gilead Sciences, Inc.*	800	31,736

		43,208
Health Care Equipment & Supplies 0.2%
Hill-Rom Holdings, Inc.	700	22,197
Hospira, Inc.*	1,500	80,685

		102,882
Health Care Providers & Services 1.0%
AmerisourceBergen Corp.	2,800	86,380
Cardinal Health, Inc.	2,400	83,256
Community Health Systems, Inc.*	1,400	57,204
Coventry Health Care, Inc.*	3,200	75,968
McKesson Corp.	1,100	71,291
Medco Health Solutions, Inc.*	1,000	58,920
UnitedHealth Group, Inc.	2,900	87,899

		520,918
Pharmaceuticals 0.5%
Eli Lilly & Co.	93	3,252
Forest Laboratories, Inc.*	700	19,082
Johnson & Johnson	2,500	160,750
Perrigo Co.	600	36,618
Pfizer, Inc.	736	12,306

		232,008
Industrials 1.7%
Aerospace & Defense 0.4%
ITT Corp.	800	44,456
Northrop Grumman Corp.	1,400	94,962
Raytheon Co.	1,000	58,300

		197,718
Air Freight & Logistics 0.2%
United Parcel Service, Inc. "B"	1,600	110,624
Building Products 0.0%
Owens Corning, Inc.*	200	6,956
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	3,700	79,513
Electrical Equipment 0.0%
Hubbell, Inc. "B"	200	9,294
Industrial Conglomerates 0.5%
3M Co.	1,300	115,271
Carlisle Companies, Inc.	2,000	75,460
General Electric Co.	2,800	52,808

		243,539
Machinery 0.3%
Oshkosh Corp.*	300	11,586
Parker Hannifin Corp.	800	55,344
Timken Co.	2,600	91,468

		158,398
Road & Rail 0.0%
Ryder System, Inc.	84	3,908
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	200	22,108
Information Technology 2.9%
Communications Equipment 0.1%
Cisco Systems, Inc.*	900	24,228
F5 Networks, Inc.*	600	41,058

		65,286
Computers & Peripherals 0.7%
Apple, Inc.*	861	224,824
Hewlett-Packard Co.	200	10,394
Seagate Technology*	3,800	69,806
Western Digital Corp.*	1,500	61,635

		366,659
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.*	2,600	79,300
Avnet, Inc.*	800	25,576
Jabil Circuit, Inc.	2,700	41,364
Tech Data Corp.*	1,600	68,640
Vishay Intertechnology, Inc.*	2,500	26,025

		240,905
Internet Software & Services 0.1%
Google, Inc. "A"*	70	36,781
IAC/InterActiveCorp.*	1,500	33,630

		70,411
IT Services 0.5%
Cognizant Technology Solutions Corp. "A"*	200	10,236
Computer Sciences Corp.*	1,500	78,585
International Business Machines Corp.	1,400	180,600

		269,421
Office Electronics 0.2%
Xerox Corp.	8,400	91,560
Semiconductors & Semiconductor Equipment 0.3%
Intel Corp.	5,700	130,131
Micron Technology, Inc.*	1,000	9,350

		139,481
Software 0.5%
Microsoft Corp.	7,347	224,377
Symantec Corp.*	680	11,404

		235,781
Materials 0.7%
Chemicals 0.4%
Cytec Industries, Inc.	1,600	76,896
Huntsman Corp.	2,200	25,102
Lubrizol Corp.	900	81,306
Nalco Holding Co.	800	19,784

		203,088
Metals & Mining 0.0%
Walter Energy, Inc.	200	16,162
Paper & Forest Products 0.3%
International Paper Co.	3,200	85,568
MeadWestvaco Corp.	2,300	62,491

		148,059
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	6,412	167,097
Verizon Communications, Inc.	1,800	52,002

		219,099
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	2,300	79,718
Utilities 0.5%
Electric Utilities 0.2%
Edison International	85	2,921
Exelon Corp.	1,900	82,821
FirstEnergy Corp.	600	22,722

		108,464
Gas Utilities 0.0%
National Fuel Gas Co.	400	20,808
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	1,300	45,955
NRG Energy, Inc.*	1,657	40,050

		86,005
Multi-Utilities 0.1%
Ameren Corp.	1,200	31,152
NSTAR	100	3,660

		34,812

Total Common Stocks (Cost $6,843,829)		7,890,853

	Principal Amount ($)	Value ($)
Government & Agency Obligation 83.6%
US Treasury Obligation
US Treasury STRIPS, 6.068% **, 8/15/2011 (Cost $39,156,863)	42,310,000	42,006,891

	Shares	Value ($)
Cash Equivalents 1.0%
Central Cash Management Fund, 0.21% (a) (Cost $512,822)	512,822	512,822

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $46,513,514) †	100.3	50,410,566
Other Assets and Liabilities, Net	(0.3)	(148,344)

Net Assets	100.0	50,262,222

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $46,651,334.  At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $3,759,232.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,978,507 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $219,275.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(b)	$7,890,853	$—	$—	$7,890,853
Government & Agency Obligation	—	42,006,891	—	42,006,891
Short-Term Investments	512,822	—	—	512,822
Total	$8,403,675	$42,006,891	$—	$50,410,566

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 18, 2010